DOCUMENT AND ENTITY INFORMATION Document	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Entity Registrant Name	GOLDEN STAR RESOURCES LTD.
Entity Central Index Key	0000903571
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	335,356,450